Supplemental information - Components of Cash and Cash Equivalents (Details) - CAD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Supplemental information
Cash on deposit with financial institutions	$ 19,087	$ 124,938
Guaranteed investment certificates		6,792
Cash and cash equivalents	$ 19,087	$ 131,730